Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 2,629	$ 2,450	$ 4,946	$ 4,035